Tema Oncology ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Biotechnology - 62.8%(a)
Agios Pharmaceuticals, Inc.(b)	11,238	$408,389
Amgen, Inc.	2,470	755,449
Arcellx, Inc.(b)	4,843	251,836
Arcus Biosciences, Inc.(b)	17,858	269,120
Argenx SE - ADR(b)	1,712	635,186
BeiGene Ltd. - ADR(b)	3,108	462,626
Blueprint Medicines Corp.(b)	6,334	668,617
Celldex Therapeutics, Inc.(b)	14,710	489,843
CG oncology, Inc.(b)	3,642	118,656
Cogent Biosciences, Inc.(b)	22,605	181,066
CRISPR Therapeutics AG(b)	9,246	496,880
Cullinan Therapeutics, Inc.(b)	9,240	217,140
Day One Biopharmaceuticals, Inc.(b)	30,131	399,838
Exact Sciences Corp.(b)	10,709	486,724
Exelixis, Inc.(b)	22,855	495,725
Fate Therapeutics, Inc.(b)	24,479	90,083
Genmab AS - ADR(b)	17,173	484,279
Gilead Sciences, Inc.	8,348	536,526
Ideaya Biosciences, Inc.(b)	5,256	192,107
Immunocore Holdings PLC - ADR(b)	4,872	238,631
Incyte Corp.(b)	11,782	680,882
Intellia Therapeutics, Inc.(b)	25,325	541,448
Janux Therapeutics, Inc.(b)	2,890	154,615
Legend Biotech Corp. - ADR(b)	10,000	400,100
Mereo Biopharma Group PLC - ADR(b)	188,438	650,111
Merus NV(b)	6,316	336,264
Moderna, Inc.(b)	4,134	589,302
Nuvalent, Inc. - Class A(b)	5,077	333,153
Pyxis Oncology, Inc.(b)	20,046	74,972
Regeneron Pharmaceuticals, Inc.(b)	1,306	1,280,089
Relay Therapeutics, Inc.(b)	28,140	180,377
Revolution Medicines, Inc.(b)	16,661	638,616
SpringWorks Therapeutics, Inc.(b)	7,985	331,058
		14,069,708

Health Care Equipment & Supplies - 3.8%
Lantheus Holdings, Inc.(b)	4,987	408,086
Siemens Healthineers AG(c)	7,746	448,647
		856,733

Health Care Providers & Services - 3.5%
Guardant Health, Inc.(b)	17,989	487,502
Option Care Health, Inc.(b)	9,747	290,656
		778,158

Health Care Technology - 1.4%
Schrodinger, Inc.(b)	14,803	318,561

Life Sciences Tools & Services - 3.7%
10X Genomics, Inc. - Class A(b)	7,560	169,495
Illumina, Inc.(b)	6,268	653,627
		823,122

Pharmaceuticals - 22.7%
Arvinas, Inc.(b)	8,736	289,511
AstraZeneca PLC	7,004	1,087,932
Bristol-Myers Squibb Co.	6,835	280,850
Chugai Pharmaceutical Co. Ltd.	17,724	538,826
Daiichi Sankyo Co. Ltd.	27,888	989,154
Merck & Co., Inc.	9,388	1,178,569
Novartis AG	6,863	708,623
		5,073,465
TOTAL COMMON STOCKS (Cost $20,938,103)		21,919,747

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.22%(d)	403,277	403,277
TOTAL SHORT-TERM INVESTMENTS (Cost $403,277)		403,277

TOTAL INVESTMENTS - 99.7% (Cost $21,341,380)		$22,323,024
Other Assets in Excess of Liabilities - 0.3%		59,294
TOTAL NET ASSETS - 100.0%		$22,382,318

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $448,647 or 2.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Oncology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$21,919,747	$–	$–	$21,919,747
Money Market Funds	403,277	–	–	403,277
Total Assets	$22,323,024	$–	$–	$22,323,024

Refer to the Schedule of Investments for industry classifications.

Tema Oncology ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$15,708,491	70.1%
United Kingdom	1,976,674	8.9
Japan	1,527,980	6.8
Switzerland	1,205,503	5.4
Netherlands	971,450	4.3
Denmark	484,279	2.2
Germany	448,647	2.0
Other Assets in Excess of Liabilities	59,294	0.3
	$22,382,318	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Health Care	$21,919,747	97.9%
Money Market Funds	403,277	1.8
Other Assets in Excess of Liabilities	59,294	0.3
	$22,382,318	100.0%